STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION, INTERMEX HOLDINGS, INC., Successor Company (FY) (Details)	1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2017 $ / shares shares	Feb. 28, 2017 $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) Vote $ / shares shares	Dec. 31, 2017 USD ($) Vote $ / shares shares	Dec. 31, 2017 USD ($) Vote $ / shares shares	Dec. 31, 2016 $ / shares shares
Common Stock [Abstract]
Common stock, shares authorized (in shares)			35,000,000			35,000,000	35,000,000	35,000,000	35,000,000
Common Stock, shares issued (in shares)			7,788,595			7,788,595	7,780,627	7,780,627	5,298,333
Common Stock, shares outstanding (in shares)			7,788,595			7,788,595	7,780,627	7,780,627	5,298,333
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting right per share | Vote						1		1
Intermex Holdings, Inc. and Subsidiaries [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)			1,000			1,000	1,000	1,000
Common Stock, shares issued (in shares)			10			10	10	10
Common Stock, shares outstanding (in shares)			10			10	10	10
Common stock, par value (in dollars per share) | $ / shares			$ 0.01			$ 0.01	$ 0.01	$ 0.01
Common stock, voting right per share | Vote							1
Dividend Distributions [Abstract]
Cash dividends | $							$ 20,178,000
Assumptions used in Calculating Fair Value [Abstract]
Expected dividend yield							0.00%
Expected volatility							46.90%
Risk-free interest rate							2.10%
Expected term							6 years
Compensation expense | $				$ 217,757	$ 1,247,215
Number of Units [Abstract]
Granted during Successor Period (in shares)							0
Intermex Holdings, Inc. and Subsidiaries [Member] | Class B [Member]
Incentive Units [Abstract]
Authorized (in shares)							10,000,000	10,000,000
Units Issued (in shares)	665,000	9,055,000
Assumptions used in Calculating Fair Value [Abstract]
Service period							4 years
Compensation expense | $			$ 484,805			$ 712,597	$ 1,845,943
Unrecognized compensation expense | $			$ 2,237,187			$ 2,237,187	$ 2,895,047	$ 2,895,047
Number of Units [Abstract]
Granted during Successor Period (in shares)						410,000	9,720,000
Vested (in shares)						(2,720,000)	(1,944,000)
Forfeited (in shares)							(304,000)
Outstanding (in shares)			5,162,000			5,162,000	7,472,000	7,472,000
Weighted Average Grant Date Fair Value [Abstract]
Granted during Successor Period (in dollars per share) | $ / shares	$ 0.4948	$ 0.4872				$ 0.4948	$ 0.4878
Vested (in dollars per share) | $ / shares						0.4875	0.4878
Forfeited (in dollars per share) | $ / shares							0.4872
Outstanding (in dollars per share) | $ / shares			$ 0.4884			$ 0.4884	$ 0.4879	$ 0.4879
Intermex Holdings, Inc. and Subsidiaries [Member] | Class B [Member] | Grant Date [Member]
Assumptions used in Calculating Fair Value [Abstract]
Vesting percentage						20.00%	20.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Class B [Member] | Anniversary of Grant Date, Thereafter [Member]
Assumptions used in Calculating Fair Value [Abstract]
Vesting percentage						20.00%	20.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Class C [Member]
Incentive Units [Abstract]
Authorized (in shares)							5,000,000	5,000,000
Units Issued (in shares)	332,500	4,527,500
Assumptions used in Calculating Fair Value [Abstract]
Compensation expense | $						$ 0	$ 0
Unrecognized compensation expense | $			$ 1,014,983			$ 1,014,983	$ 1,010,852	$ 1,010,852
Number of Units [Abstract]
Granted during Successor Period (in shares)						205,000	4,860,000
Vested (in shares)						0	0
Forfeited (in shares)							(190,000)
Outstanding (in shares)			4,875,000			4,875,000	4,670,000	4,670,000
Weighted Average Grant Date Fair Value [Abstract]
Granted during Successor Period (in dollars per share) | $ / shares	$ 0.2126	$ 0.2077				$ 0.2126	$ 0.2080
Vested (in dollars per share) | $ / shares						0	0
Forfeited (in dollars per share) | $ / shares							0.2077
Outstanding (in dollars per share) | $ / shares			$ 0.2082			$ 0.2082	$ 0.2080	$ 0.2080
Intermex Holdings, Inc. and Subsidiaries [Member] | Class D [Member]
Incentive Units [Abstract]
Authorized (in shares)							5,000,000	5,000,000
Units Issued (in shares)	332,500	4,527,500
Assumptions used in Calculating Fair Value [Abstract]
Compensation expense | $						$ 0	$ 0
Unrecognized compensation expense | $			$ 726,696			$ 726,696	$ 723,439	$ 723,439
Number of Units [Abstract]
Granted during Successor Period (in shares)						205,000	4,860,000
Vested (in shares)						0	0
Forfeited (in shares)							(190,000)
Outstanding (in shares)			4,875,000			4,875,000	4,670,000	4,670,000
Weighted Average Grant Date Fair Value [Abstract]
Granted during Successor Period (in dollars per share) | $ / shares	$ 0.1535	$ 0.1485				$ 0.1535	$ 0.1489
Vested (in dollars per share) | $ / shares						0	0
Forfeited (in dollars per share) | $ / shares							0.1485
Outstanding (in dollars per share) | $ / shares			$ 0.1491			$ 0.1491	$ 0.1489	$ 0.1489
Intermex Holdings, Inc. and Subsidiaries [Member] | Other Minority Stockholders [Member] | Class A [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)			124,100			124,100	520,000	520,000
Common Stock, shares issued (in shares)			124,100			124,100	124,100	124,100
Common stock, amount | $						$ 12,410,000	$ 12,410,000
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member]
Number of Units [Abstract]
Outstanding (in shares)							0	0
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member] | Class A [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)			520,000			520,000	520,000	520,000
Common Stock, shares issued (in shares)			520,000			520,000	124,100	124,100
Common stock, amount | $						$ 52,000,000	$ 52,000,000